Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Basis of Presentation

(a)Basis of Presentation

The unaudited condensed consolidated financial statements of the Group are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as of December 31, 2021 and 2020.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the quarterly periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor) and the period from January 1, 2020 to November 12, 2020 (Predecessor). The results of operations for the nine months ended September 30, 2022 and 2021 are not necessarily indicative of the results for the full years or any future periods.

(a)Basis of Presentation

The accompany consolidated financial statements of the Group are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Revenue Recognition

(b)Revenue Recognition

The Group’s accounting practices under Accounting Standards Codification (“ASC”) No. 606, “Revenue from Contracts with Customers” (“ASC 606” or “Topic 606”) are as followings:

Sale of EVs and kits

The Group generates revenue from sales of EVs and identifies the customers who purchase the vehicle as its customers. The Group also generates revenue from sales of electric drive system kits that are integrated into shuttle buses sold by the customers. EV buyers in California are entitled to government grants when they purchase EV that qualify for certain government grant project. The Group applies for and collect such government grants on behalf of the customers. Accordingly, customers only pay the amount after deducting government grants.

The Group recognizes revenue on sale of EVs at a point in time following the transfer of control of such products to the customer, which typically occurs upon the delivery to the customer. The Group determined that the government grants should be considered as part of the transaction price because it is granted to the EV buyer and the buyer remains liable for such amount in the event the grants were not received by the Group or returned due to the buyer violates the government grant terms and conditions.

Lease of EVs

EV leasing revenue includes revenue recognized under lease accounting guidance for direct leasing programs. The Group accounts for these leasing transactions as operating leases under ASC 840 Leases, and revenues are recognized on a straight-line basis over the contractual term.

Sales of forklifts

Revenue on sale of forklifts is recognized at a point in time following the transfer of control of such products to the customer, which typically occurs upon delivery or acceptance of the customer depending on the terms of the underlying contracts.

Other revenue

Other revenue consists of engineering and maintenance service, sales of component and charging stations, shipping and delivery fees and others. For engineering and maintenance service, revenues are recognized on a straight-line basis over the contractual term. For sales of component and charging stations, shipping and delivery fees and others, the Group recognizes revenue at a point in time following the transfer of control of such products or services to the customer, which typically occurs upon the delivery to the customer.

Disaggregation of revenues

The Group disaggregates its revenue by four primary categories: sales of EVs, lease of EVs, sales of forklifts and others. There was no sale of kits in the three months and nine months ended September 30, 2022 and 2021, respectively.

The following is a summary of the Group’s disaggregated revenues:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

	(Unaudited)
Sales of EVs	$—	$183	$788	$796
Lease of EVs	135	158	410	458
Sales of Forklifts	134	—	875	—
Others	140	213	506	426
	$409	$554	$2,579	$1,680

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group records contract liabilities as advance from customers. As of September 30, 2022 and December 31, 2021, the balances of contract liabilities were $1,124 and $803, respectively.

(o)Revenue Recognition

The Group’s accounting practices under Accounting Standards Codification (“ASC”) No. 606, “Revenue from Contracts with Customers” (“ASC 606” or “Topic 606”) are as followings:

Sale of EVs and kits

The Group generates revenue from sales of EVs and identifies the customers who purchase the vehicle as its customers. The Group also generates revenue from sales of electric drive system kits that are integrated into shuttle buses sold by the customers. EV buyers in California are entitled to government grants when they purchase EV that qualify for certain government grant project. The Group applies for and collect such government grants on behalf of the customers. Accordingly, customers only pay the amount after deducting government grants.

The Group recognizes revenue on sale of EVs and kits at a point in time following the transfer of control of such products to the customer, which typically occurs upon the delivery to the customer. The Group determined that the government grants should be considered as part of the transaction price because it is granted to the EV buyer and the buyer remains liable for such amount in the event the grants were not received by the Group or returned due to the buyer violates the government grant terms and conditions.

Lease of EVs

EV leasing revenue includes revenue recognized under lease accounting guidance for direct leasing programs. The Group accounts for these leasing transactions as operating leases under ASC 840 Leases, and revenues are recognized on a straight-line basis over the contractual term.

Other revenue

Other revenue consists of engineering and maintenance service, sales of component and charging stations, shipping and delivery fees and other. For engineering and maintenance service, revenues are recognized on a straight-line basis over the contractual term. For sales of component and charging stations, shipping and delivery fees and other, the Group recognizes revenue at a point in time following the transfer of control of such products or service to the customer, which typically occurs upon the delivery to the customer.

Disaggregation of revenues

The Group disaggregates its revenue by three primary categories: sales of EVs, lease of EVs and others.

The following is a summary of the Group’s disaggregated revenues:

	Successor		Predecessor
	Year ended	Period from November 13,	Period from January 1,
	December 31, 2021	2020 to, December 31 2020	2020 to November 12, 2020
Sales of EVs	$1,750	$235	$2,690
Lease of EVs	586	92	492
Others	641	50	950
	$2,977	$377	$4,132

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. As of December 31, 2021 and 2020, the balances of contract liability were included in advance from customer with amount of $803 and $709, respectively.